Debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Interest expense	$ 215	$ 217	$ 224
Interest income	(9)	(10)	(8)
Interest expense, net	206	207	216
Senior Secured Notes
Debt Instrument [Line Items]
Interest expense	132	143	188
Revolving Credit Facilities
Debt Instrument [Line Items]
Interest expense	53	42	21
Term Loan Facilities
Debt Instrument [Line Items]
Interest expense	22	26	11
Other
Debt Instrument [Line Items]
Interest expense	$ 7	$ 6	$ 4